Consolidated Statements Of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] USD ($)
Beginning balance at Dec. 31, 2021	¥ 1,845,311		¥ 137		¥ 0		¥ 4,280,956		¥ (2,228,713)		¥ (207,069)
Beginning balance, (in shares) at Dec. 31, 2021 | shares			105,108,849	105,108,849
Net Income (Loss)	(971,233)		¥ 0		0		0		(971,233)		0
Other comprehensive income	41,347		0		0		0		0		41,347
Share-based compensation (note 12)	326,784		¥ 0		0		326,784		0		0
Purchase of treasury stock (note 13)	(71,834)				(62,177)		(9,657)
Purchase of treasury stock (note 13) (in shares) | shares			(3,187,025)	(3,187,025)
Exercise of options (note 12)	1		¥ 1		3,258		(3,258)		0		0
Exercise of options (note 12) (in shares) | shares			746,042	746,042
Issuance of restricted shares (note 12) | shares			2,425	2,425
Refund for prepaid subscription for forfeited restricted shares	(12,035)						(12,035)
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares			(26,847)	(26,847)
Ending balance at Dec. 31, 2022	1,158,341		¥ 138		(58,919)		4,582,790		(3,199,946)		(165,722)
Ending balance, (in shares) at Dec. 31, 2022 | shares			102,643,444	102,643,444
Net Income (Loss)	(653,689)		¥ 0		0		0		(653,689)		0
Other comprehensive income	4,189		0		0		0		0		4,189
Share-based compensation (note 12)	260,719		0		0		260,719		0		0
Purchase of treasury stock (note 13)	(1,071)		¥ (1)		(6,977)		5,907		0		0
Purchase of treasury stock (note 13) (in shares) | shares			(449,783)	(449,783)
Exercise of options (note 12)	0		¥ 0		0		0		0		0
Exercise of options (note 12) (in shares) | shares			258,646	258,646
Refund for prepaid subscription for forfeited restricted shares	(79)		¥ 0		0		(79)		0		0
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares			(11,859)	(11,859)
Ending balance at Dec. 31, 2023	768,410		¥ 137		(65,896)		4,849,337		(3,853,635)		(161,533)
Ending balance, (in shares) at Dec. 31, 2023 | shares			102,440,448	102,440,448
Net Income (Loss)	(346,626)	$ (47,489)	¥ 0		0		0		(346,626)		0
Other comprehensive income	3,485		0		0		0		0		3,485
Share-based compensation (note 12)	155,622		0		0		155,622		0		0
Purchase of treasury stock (note 13)	(72)		0		(72)		0		0		0
Exercise of options (note 12)	¥ 8		¥ 8		2,704		(2,704)		0		0
Exercise of options (note 12) (in shares) | shares	5,173,523	5,173,523	5,173,523	5,173,523
Ending balance at Dec. 31, 2024	¥ 580,827	$ 79,574	¥ 145	$ 20	¥ (63,264)	$ (8,667)	¥ 5,002,255	$ 685,306	¥ (4,200,261)	$ (575,433)	¥ (158,048)	$ (21,652)
Ending balance, (in shares) at Dec. 31, 2024 | shares			107,613,971	107,613,971